Real Estate Properties under Development, Net	12 Months Ended
Dec. 31, 2017
Real Estate [Abstract]
Real Estate Properties under Development, Net
4.	Real Estate Properties under Development, Net

The following summarizes the components of real estate properties under development as at December 31, 2016 and 2017:

At December 31,	2016	2017
Building at cost	$58,109	$34,498
Less: accumulated depreciation	(40,814)	(20,859)
	17,295	13,639
Construction in progress	9,773	27,420
Land use right	10,711	11,401
Net book value	$37,779	$52,460

The Company previously entered into an operating lease contract with a third party with respect to certain buildings with the carrying amount as shown below:

At December 31,	2016	2017
Buildings at cost	$29,825	$—
Less: accumulated depreciation	(17,163)	—
Buildings, net	$12,662	$—

At December 31, 2016, scheduled minimum rental payments to be received for buildings leased to others were $1,897 and the lease term expired on October 31, 2017.